Pensions and other post-retirement benefits - Disclosure of asset allocation strategy (Details)	Mar. 31, 2025
UK | Pensions
Disclosure of fair value of plan assets [line items]
Return-seeking assets	20.00%
Liability-matching assets	80.00%
US | Pensions
Disclosure of fair value of plan assets [line items]
Return-seeking assets	28.00%
Liability-matching assets	72.00%
US | Other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Return-seeking assets	31.00%
Liability-matching assets	69.00%